Fair Value Measurement - Assets and liabilities measured or disclosed at fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Assets Measured or Disclosed at Fair Value
Number of debt security measured using the market approach	1	1
Contingent consideration	$ 12,781				¥ 91,440
Recurring
Assets Measured or Disclosed at Fair Value
Total assets measured at fair value	177,820		$ 71,055		1,272,178	¥ 485,307
Total gain/(loss) on assets	1,337	¥ 9,568	8,472	¥ 57,861
Contingent consideration					91,440
Total liability measured at fair value	12,781				91,440
Total gain/(loss) on liabilities	(716)	(5,124)
Recurring | Short-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sale					392,156	304,824
Total gain/(loss) on assets		2		(1,776)
Recurring | Long-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sale						180,483
Total gain/(loss) on assets				¥ 59,637
Recurring | Long-term investments Available-For-Sales Investments [Member]
Assets Measured or Disclosed at Fair Value
Available-for-sale					880,022
Total gain/(loss) on assets		¥ 9,566
Recurring | Significant unobservable inputs (Level 3)
Assets Measured or Disclosed at Fair Value
Total assets measured at fair value	177,820		$ 71,055		1,272,178	485,307
Contingent consideration					91,440
Total liability measured at fair value	$ 12,781				91,440
Recurring | Significant unobservable inputs (Level 3) | Short-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sale					392,156	304,824
Recurring | Significant unobservable inputs (Level 3) | Long-term investments
Assets Measured or Disclosed at Fair Value
Available-for-sale						¥ 180,483
Recurring | Significant unobservable inputs (Level 3) | Long-term investments Available-For-Sales Investments [Member]
Assets Measured or Disclosed at Fair Value
Available-for-sale					¥ 880,022